SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended			6 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended					3 Months Ended		6 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended						12 Months Ended			1 Months Ended				1 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 16, 2013	Aug. 11, 2011 May 2011 Convertible Note [Member]	Mar. 31, 2013 May 2011 Convertible Note [Member]	Jan. 16, 2013 May 2011 Convertible Note [Member]	May 19, 2011 May 2011 Convertible Note [Member]	Jun. 30, 2013 May 2011 Convertible Note [Member]	Jun. 23, 2011 February 2011 Convertible Loan [Member]	Feb. 08, 2011 February 2011 Convertible Loan [Member]	Jun. 30, 2013 February 2011 Convertible Loan [Member]	Jun. 30, 2011 February 2011 Convertible Loan [Member]	Jun. 30, 2013 February 2011 Convertible Loan [Member] Minimum [Member]	Jun. 30, 2013 February 2011 Convertible Loan [Member] Maximum [Member]	Jul. 31, 2013 IPO [Member]	Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 Common Stock [Member]	Jul. 18, 2013 MB Technology Holdings LLC [Member]	Jun. 30, 2013 MB Technology Holdings LLC [Member]	Dec. 31, 2011 MB Technology Holdings LLC [Member]	Mar. 26, 2013 MB Technology Holdings LLC [Member]	Aug. 11, 2011 MB Technology Holdings LLC [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member] Minimum [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member] Maximum [Member]	Mar. 31, 2013 MB Technology Holdings LLC [Member] May 2011 Convertible Note [Member]	Jun. 30, 2013 MB Technology Holdings LLC [Member] May 2011 Convertible Note [Member]	Jun. 30, 2013 MB Technology Holdings LLC [Member] May 2011 Convertible Note [Member]	Jul. 18, 2013 Bridge Loan [Member]	Jul. 19, 2013 Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan [Member]	Dec. 31, 2012 Bridge Loan [Member]	Jan. 16, 2013 Bridge Loan [Member]	Jan. 16, 2013 Bridge Loan [Member] May 2011 Convertible Note [Member]	Jun. 30, 2013 Bridge Loan [Member] MB Technology Holdings LLC [Member]	Aug. 19, 2013 Subsequent Event [Member]	Aug. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Oct. 18, 2013 Subsequent Event [Member]	Jul. 18, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member] May 2011 Convertible Note [Member]	Jun. 30, 2013 Subsequent Event [Member] February 2011 Convertible Loan [Member]	Jul. 31, 2013 Subsequent Event [Member] IPO [Member]	Aug. 31, 2013 Subsequent Event [Member] IPO [Member] Minimum [Member]	Aug. 31, 2013 Subsequent Event [Member] IPO [Member] Maximum [Member]	Aug. 19, 2013 Subsequent Event [Member] Common Stock [Member]	Aug. 19, 2013 Subsequent Event [Member] Warrant [Member]	Aug. 31, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member]	Jul. 18, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member]	Mar. 31, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member]	Oct. 18, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member]	Aug. 22, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member]	Jun. 30, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member] 2011 Convertible Note [Member]	Aug. 31, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member] IPO [Member]	Aug. 31, 2013 Subsequent Event [Member] MB Technology Holdings LLC [Member] Common Stock [Member]	Oct. 16, 2013 Subsequent Event [Member] Walnut Hill Telephone Company [Member]	Oct. 31, 2013 Subsequent Event [Member] Aegis Capital Corp [Member]	Aug. 31, 2013 Subsequent Event [Member] Non Related Investors [Member]	Jul. 18, 2013 Subsequent Event [Member] Non Related Investors [Member]	Jul. 31, 2013 Subsequent Event [Member] Non Related Investors [Member] MB Technology Holdings LLC [Member]	Oct. 31, 2013 Subsequent Event [Member] Bridge Loan [Member]	Aug. 31, 2013 Subsequent Event [Member] Bridge Loan [Member]	Dec. 31, 2012 Subsequent Event [Member] Bridge Loan [Member]	Oct. 22, 2013 Subsequent Event [Member] Bridge Loan [Member]	Jan. 16, 2013 Subsequent Event [Member] Bridge Loan [Member]	Oct. 31, 2013 Subsequent Event [Member] Bridge Loan [Member] Minimum [Member]	Oct. 31, 2013 Subsequent Event [Member] Bridge Loan [Member] Maximum [Member]	Oct. 22, 2013 Subsequent Event [Member] Bridge Loan [Member] Maximum [Member]	Jan. 16, 2013 Subsequent Event [Member] Bridge Loan [Member] May 2011 Convertible Note [Member]	Jul. 31, 2013 Subsequent Event [Member] Bridge Loan [Member] MB Technology Holdings LLC [Member]	Jul. 31, 2013 Subsequent Event [Member] Bridge Loan [Member] Non Related Investors [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt		$ 2,747,000																													$ 450,000																																											$ 80,000	$ 690,000
Payments for Operating Activities, Total																						6,768,000																																										2,267,300
Debt Instrument, Increase, Accrued Interest									1,393,000		266,000			13.30																		266,000	475,000
Debt Conversion, Original Debt, Amount																																																						15,000,000					11,429,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 13.30								$ 26.25															$ 13.30									$ 5.225														$ 5.225	$ 5.50								$ 13.30		$ 5.225									$ 5.50
Debt Conversion, Converted Instrument, Shares Issued (in shares)							111,511	1,127,819			142,857			16,474																1,127,819															16,474												1,599,453	2,187,529
Debt Instrument, Convertible, Number of Equity Instruments	142,857																																																																	1,093,778
Exercise Price Of Warrant (in dollars per share)																																								$ 6.87							$ 6.87												$ 6.87
Warrant Expiry Period																																															5 years
Repayments of Related Party Debt																																																							588,000							125,000
Stock Issued During Period, Value, New Issues				400,000															0	[1]				3,000,000																							1,337,792
Share Price (in dollars per share)																																		$ 5.50													$ 0.00001										$ 5.50
Number Of Warrants Issued (in shares)																																															668,896
Number Of Shares To Be Issued Upon Conversion Of Warrants (in shares)																																								100,334							668,896
Stock Issue Price (in dollars per share)																																								$ 5.50							$ 5.50
Warrant Issue Price (in dollars per share)																																								$ 0.01							$ 0.01
Payments of Stock Issuance Costs																																															6,750,673
Warrant Rights (in dollars per share)																		$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)																			660		10,279																													200,668	100,334
Underwriters Discounts																																								1,027,349
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed																																			50.00%																		49.00%										50.00%		130.00%
Convertible Notes Payable, Current		1,577,000		0																																								8,910,000																									5,000,000				4,041,000
Accrued Interest And Fees		569,000																								1,600,000	500,000																	1,355,000												101,000
Short-term Debt, Refinanced, Amount											2,648,000																																		2,648,000							1,013,000
Loan Origination Fees		413,000																																							50,000
Accrued Interest And Fees Current		79,000		0																																							0
Other Noncash Expense		0	1,339,000	1,500,000	517,000																																																		611,000
Increase (Decrease) in Due to Related Parties, Total		1,218,000	0	1,098,000	0																		1,218,000																																23,000
Due to Affiliate																																											1,326,000
Bridge Loan		10,000,000
Debt Conversion, Converted Instrument, Amount		15,000,000	0	0	10,483,000						15,000,000	10,000,000
Percentage Of Completed Initial Public Offering																																		95.00%																																			95.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 8.75		$ 35.00		$ 8.75								$ 17.50		$ 17.50	$ 35.00											$ 17.50	$ 35.00
Debt Instrument Percentage Of Fee		3.00%				3.00%
Percentage of Origination Fee		5.00%				5.00%
Debt Conversion Converted Instrument Stock Options Issued														285,714	571,428																															571,428											571,428
Debt Instrument, Frequency of Periodic Payment										semi-annually			monthly																					semi-annually		semi-annually
Proceeds from Convertible Debt		4,224,000	0																																																																1,252,000
Convertible Notes Payable									15,000,000	15,000,000		9,000,000																								5,293,000	5,000,000	4,041,000
Stock To be Issued Upon Conversion Of Warrant																							42,857																																		1,363,636
Debt Conversion Converted Instrument Exercise Price												$ 8.75																																													$ 6.87
Percentage Of Future Equity Financing Price Upon Which Shares To Be Converted																																									95.00%
Interest and Debt Expense, Total																																										600,000
Related Party Transaction, Other Revenues from Transactions with Related Party																																																												155,000
Debt Convertible Instrument Purchased																																																																						1,500,000	3,000,000
Debt Instrument, Maturity Date, Description																																																																	12 months
Debt Instrument, Interest Rate, Stated Percentage								8.00%		8.00%																								20.00%					9.50%																																	12.00%
Percentage Of Qualified Offering To Be Completed																																																																	85.00%
Percentage Of Outstanding Amount To Be Received Upon Completion Of Qualified Offering																																																																	50.00%
Breakup Fee																																																																	$ 50,000
Percentage of Cash Commission																																																													8.00%

[1]	Less than $1